Common Shares	6 Months Ended
Jun. 30, 2020
Common Shares [Abstract]
COMMON SHARES

9. COMMON SHARES

Under the Amended and Restated Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value USD 0.01 per share, and 100,000,000 preference shares, par value USD 0.01 per share. As at 31 December 2019 as well as immediately prior to the closing of the Business Combination on 17 March 2020 (the “Closing”), the Company was authorized to issue 1,000 common shares, USD 0.01 par value per share and 1,000 preference shares, USD 0.01 par value per share, and there was one common share issued and outstanding and no preference shares issued and outstanding. As at 17 March 2020, subsequent to the Closing, and as at 30 June 2020, the authorized share capital was increased and there were 48,447,306 common shares issued and outstanding (including 3,012,500 common shares (“Earnout Shares”) subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends), and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.

In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares were released from escrow and 8,555 shares were cancelled. Following the cancellation, the Group has 48,438,751 shares outstanding (including the 3,012,500 unvested shares).

The following table sets out the number of common shares issued and outstanding as at 30 June 2020:

	30 June 2020
	No. of shares	Par value
		USD
Common shares (par value of USD 0.01)	45,426,251	454,263
Earnout Shares (par value of USD 0.01)	3,012,500	30,125
	48,438,751	484,388

*	The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares don’t vest on or prior to 17 March 2028, they will be cancelled by the Company.